Related party transactions	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Related party transactions
50 Related party transactions
In the normal course of business, Aegon enters into various transactions with related parties. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Related parties of Aegon include, amongst others, its associates, joint ventures, key management personnel and the defined benefit and contribution plans. Transactions between related parties have taken place on an arm’s length basis. Transactions between Aegon and its subsidiaries that are deemed related parties have been eliminated in the consolidation and are not disclosed in the notes.
Related party transactions include, among others, transactions between Aegon N.V. and Vereniging Aegon.
On December 15, 2022, Aegon repurchased 43,817,400 common shares B from Vereniging Aegon for the amount of EUR 5,113,578.21 based on 1/40th of the Value Weight Average Price of the common shares of the five trading days preceding this transaction. The repurchase of common shares B was executed to bring the aggregate holding of voting shares by Vereniging Aegon in Aegon more in line with its special cause voting rights of 32.6% following the completion of the Share Buy Back Programs, initiated by Aegon in April 2022 following the completion of the sale of the Hungarian business and initiated in July and October 2022 to neutralize the dilutive effect of the distribution of the final dividend 2021 and the interim dividend 2022 in stock.
On November 21, 2022, the members of Vereniging Aegon voted to instruct the board of Vereniging Aegon, subject to the board’s fiduciary duties, to vote all of Vereniging Aegon’s common shares and common shares B (based on one vote per 40 common shares B) at Aegon N.V.’s next extraordinary general meeting in favor of Aegon N.V. selling its business operations in the Netherlands to ASR Nederland N.V. for cash consideration and a 29.99% share interest in ASR Nederland N.V (the “Transaction”). Following such vote of the members of Vereniging Aegon, the board of Vereniging Aegon is obligated, pursuant to the terms of a voting undertaking agreement, dated October 27, 2022, between Aegon N.V. and Vereniging Aegon, and subject to the board’s fiduciary duties, to vote all of such shares in favor of the Transaction.
On December 15, 2021, Aegon repurchased 22,643,360 common shares B from Vereniging Aegon for the amount of EUR 2,285,621 based on 1/40th of the Value Weight Average Price of the common shares of the five trading days preceding this transaction. The repurchase of common shares B was executed to align the aggregate holding of voting shares by Vereniging Aegon in Aegon with its special cause voting rights of 32.6%.
On June 3, 2021, Vereniging Aegon exercised its options rights to purchase in aggregate 1,983,360 common shares B at fair value of a common share B (being 1/40th of the market value of a common share in the capital of the Company at the time of issuance) to mitigate dilution caused by the issuance of shares on June 3, 2021, in connection with the Long Term Incentive Plans for senior management.
On December 11, 2020 Aegon N.V. repurchased 2,955,600 common shares B from Vereniging Aegon for the amount of EUR 228,911.22 based on 1/40th of the Value Weighted Average Price of the common shares of the five trading days preceding this transaction. The repurchase of common shares B was executed to align the aggregate shareholding of Vereniging Aegon in Aegon N.V. with its special cause voting rights of 32.6%.
On May 15, 2020, Vereniging Aegon exercised its options rights to purchase in aggregate 2,154,000 common shares B at fair value of a common share B (being 1/40th of the market value of a common share in the capital of the Company at the time of issuance) to mitigate dilution caused the issuance of shares on May 15, 2020, in connection with the Long Term Incentive Plans for senior management.
Remuneration of members of the Supervisory Board, Executive Board and Key Management
The following table includes the expenses for remuneration, with amounts reflective of time spent on the Board.
Remuneration expenses

	2022	2021	2020

Supervisory Board 1)	1.3	0.9	0.8

Executive Board	5.2	4.9	5.9

Key Management	27.7	27.5	24.8

In fixed compensation	16.0	16.8	14.2

In cash based variable compensation	4.0	3.6	3.3

In share based variable compensation	3.5	3.2	2.9

In pension contributions	3.0	2.8	3.2

In other benefits	1.2	1.1	1.2

1
Based on a Decree of the Dutch State Secretary of Finance which came into force as from May 7, 2021, the Supervisory Board fees were not subject to Dutch VAT anymore, retroactively as from June 13, 2019. Therefore, Aegon has not paid Dutch VAT anymore on the fees of the Supervisory Board Members as from Q2 2021. Additionally, Aegon reclaimed VAT for the period Q1 2020 - Q1 2021, except for its Supervisory Board members based in the Netherlands for practical reasons.

Fixed compensation of Key Management included severance payments in 2021 of EUR 2.2 million. Key Management consisted of all members of the Supervisory Board, Executive Board and Management Board (see the chapter Composition of the Boards for more details).
Additional information on the remuneration and share-based compensation of members of the Executive Board and the remuneration of the Supervisory Board is disclosed in the Remuneration report.
Interests in Aegon N.V. held by active members of the Executive Board
Shares held in Aegon at December 31, 2022 by Mr. Friese amount to 72,081 (2021: 56,554) and by Mr. Rider to 120,962 (2021: 103,699). The shares held in Aegon mentioned above do not exceed 1% of total outstanding share capital at the reporting date. At the reporting date no loans with Aegon or outstanding balances such as guarantees or advanced payments exist for either Mr. Friese or Mr. Rider.
Common shares held by Supervisory Board members

Shares held in Aegon at December 31	2022	2021

Ben J. Noteboom	23,500	23,500

Dona D. Young	13,260	13,260

Total	36,760	36,760
Shares held by Supervisory Board members are only disclosed for the period for which they have been part of the Supervisory Board. At the reporting date no loans with Aegon or outstanding balances such as guarantees or advanced payments exist for the members of the Supervisory Board.